Segment Information (details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013
Segment reporting information
Premiums	$ 5,928		$ 5,603		$ 11,751		$ 11,120
Net investment income	695		687		1,431		1,357
Fee income	112		82		219		179
Other revenues	34		135		75		169
Operating income	673		816		1,725		1,703
Net realized investment gains	16.0	[1]	167.0	[1]	17.0	[1]	177.0	[1]
Total revenues	6,785		6,674		13,493		13,002
Net realized investment gains, net of tax	10		109		10		118
Net income	683		925		1,735		1,821
Reportable Segments [Member]
Segment reporting information
Premiums	5,928		5,603		11,751		11,120
Net investment income	695		687		1,431		1,357
Fee income	112		82		219		179
Other revenues	33		134		75		170
Total operating revenues	6,768		6,506		13,476		12,826
Operating income	738		875		1,854		1,825
Reportable Segments [Member] | Business and International Insurance [Member]
Segment reporting information
Premiums	3,631		3,277		7,189		6,476
Net investment income	539		527		1,109		1,040
Fee income	112		82		219		179
Other revenues	10		114		22		127
Total operating revenues	4,292		4,000		8,539		7,822
Operating income	471		571		1,165		1,207
Reportable Segments [Member] | Business and International Insurance [Member] | International [Member]
Segment reporting information
Premiums	564		259		1,106		516
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member]
Segment reporting information
Premiums	3,067		3,018		6,083		5,960
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Workers' compensation [Member]
Segment reporting information
Premiums	923		897		1,831		1,744
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Automobile [Member]
Segment reporting information
Premiums	473		474		941		949
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Commercial Property [Member]
Segment reporting information
Premiums	440		418		868		827
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | General Liability [Member]
Segment reporting information
Premiums	457		444		904		881
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Commercial multi-peril [Member]
Segment reporting information
Premiums	763		776		1,518		1,541
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Other [Member]
Segment reporting information
Premiums	11		9		21		18
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Segment reporting information
Premiums	524		492		1,027		970
Net investment income	62		66		128		132
Other revenues	6		5		10		10
Total operating revenues	592		563		1,165		1,112
Operating income	192		162		346		279
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | General Liability [Member]
Segment reporting information
Premiums	241		221		478		434
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | Other [Member]
Segment reporting information
Premiums	45		43		89		88
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | Fidelity and surety [Member]
Segment reporting information
Premiums	238		228		460		448
Reportable Segments [Member] | Personal Insurance [Member]
Segment reporting information
Premiums	1,773		1,834		3,535		3,674
Net investment income	94		94		194		185
Other revenues	17		15		43		33
Total operating revenues	1,884		1,943		3,772		3,892
Operating income	75		142		343		339
Reportable Segments [Member] | Personal Insurance [Member] | Automobile [Member]
Segment reporting information
Premiums	821		864		1,636		1,736
Reportable Segments [Member] | Personal Insurance [Member] | Homeowners and other [Member]
Segment reporting information
Premiums	952		970		1,899		1,938
Interest Expense & Other [Member]
Segment reporting information
Other revenues	1		1				(1)
Operating income	(65)		(59)		(129)		(122)
After-tax interest expense	$ 60		$ 56		$ 120		$ 116

[1]	Total other-than-temporary impairment (OTTI) gains (losses) were $(1) million and $(1) million for the three months ended June 30, 2014 and 2013, respectively, and $(8) million and $(1) million for the six months ended June 30, 2014 and 2013, respectively. Of total OTTI, credit losses of $(1) million and $(2) million for the three months ended June 30, 2014 and 2013, respectively, and $(10) million and $(7) million for the six months ended June 30, 2014 and 2013, respectively, were recognized in net realized investment gains. In addition, unrealized gains from other changes in total OTTI of $0 million and $1 million for the three months ended June 30, 2014 and 2013, respectively, and $2 million and $6 million for the six months ended June 30, 2014 and 2013, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.